Financial Risk Management (Details) - Schedule of financial liabilities based on their contractual maturities - Financial Liabilities [Member] - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Financial Risk Management (Details) - Schedule of financial liabilities based on their contractual maturities [Line Items]
Borrowings	$ 1,038,155	$ 1,456,131
Trade payables	941,162	876,154
Other financial liabilities	1,510,240	565,028
Security deposits payable		36,089
Other current liabilities	7,998,305	5,629,150
Customer Acquisition Payable	58,293,330	60,447,930
Total	69,781,192	69,010,482
Less than 1 year [Member]
Financial Risk Management (Details) - Schedule of financial liabilities based on their contractual maturities [Line Items]
Borrowings	1,038,155	1,456,131
Trade payables	941,162	876,154
Other financial liabilities	1,510,240	565,028
Security deposits payable		36,089
Other current liabilities	7,998,305	5,629,150
Customer Acquisition Payable	29,146,665	30,223,965
Total	40,634,527	38,786,517
1 – 2 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities based on their contractual maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Security deposits payable
Customer Acquisition Payable	29,146,665	15,111,983
Total	29,146,665	15,111,983
2 – 3 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities based on their contractual maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Security deposits payable
Customer Acquisition Payable		15,111,982
Total		15,111,982
More than 3 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities based on their contractual maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Security deposits payable
Customer Acquisition Payable
Total